Cover	Oct. 16, 2026 USD ($)
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 16, 2026
Registrant Name	Suja Life, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43273
Entity Tax Identification Number	39-4779189
Entity Address, Address Line One	3831 Ocean Ranch Blvd.
Entity Address, City or Town	Oceanside,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92056
City Area Code	855
Local Phone Number	879-7852
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0001934114
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SUJA
Security Exchange Name	NASDAQ
Director Fee	$ 75,000